Convertible Notes (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Price Protection Feature [Member]
Expected dividend yield		0.00%
Expected term		2 years
Convertible Notes Payable [Member]
Risk-free interest rate	0.22%	0.32%	0.07%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	239.41%	268.86%	189.81%
Expected term		2 years	5 months
Convertible Notes Payable One [Member]
Risk-free interest rate		0.38%
Expected dividend yield		0.00%
Expected volatility		255.94%
Maximum [Member] | Price Protection Feature [Member]
Risk-free interest rate		0.40%
Expected volatility		278.90%
Maximum [Member] | Convertible Notes Payable [Member]
Expected term	1 year 9 months 7 days	1 year 11 months 5 days
Maximum [Member] | Convertible Notes Payable One [Member]
Expected term		1 year 10 months 24 days
Minimum [Member] | Price Protection Feature [Member]
Risk-free interest rate		0.28%
Expected volatility		261.45%
Minimum [Member] | Convertible Notes Payable [Member]
Expected term	1 year 4 months 6 days	1 year 10 months 6 days
Minimum [Member] | Convertible Notes Payable One [Member]
Expected term		1 year 6 months